Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	68 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000003823
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003830
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003841
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003839
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000062731
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000218692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003836
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003843
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000062736
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003840
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003842
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000062728
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000218693
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003831
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003837
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003835
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000218694
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003828
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003827
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000218695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003845
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003834
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003848
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003847
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003846
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003838
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003844
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000200170
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Portfolio
C000003853
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
C000003852
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Portfolio
Without Sales Load [Member] | C000003823
Average Annual Return [Line Items]
Average Annual Return, Percent	15.81%		9.61%			11.26%
Without Sales Load [Member] | C000003830
Average Annual Return [Line Items]
Average Annual Return, Percent	18.05%		11.90%			12.43%
Without Sales Load [Member] | C000003841
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%		4.03%			5.42%
Without Sales Load [Member] | C000003839
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%		5.92%			6.84%
Without Sales Load [Member] | C000062731
Average Annual Return [Line Items]
Average Annual Return, Percent	32.20%		2.10%			7.47%
Without Sales Load [Member] | C000218692
Average Annual Return [Line Items]
Average Annual Return, Percent	17.78%		13.56%	17.06%
Without Sales Load [Member] | C000003836
Average Annual Return [Line Items]
Average Annual Return, Percent	20.82%		10.69%			10.67%
Without Sales Load [Member] | C000003843
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%		0.01%			1.74%
Without Sales Load [Member] | C000062736
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%		4.62%			7.37%
Without Sales Load [Member] | C000003840
Average Annual Return [Line Items]
Average Annual Return, Percent	8.78%		4.06%			5.32%
Without Sales Load [Member] | C000003842
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%		0.38%			3.60%
Without Sales Load [Member] | C000062728
Average Annual Return [Line Items]
Average Annual Return, Percent	30.87%		8.54%			7.41%
Without Sales Load [Member] | C000218693
Average Annual Return [Line Items]
Average Annual Return, Percent	31.15%		8.61%	12.50%
Without Sales Load [Member] | C000003831
Average Annual Return [Line Items]
Average Annual Return, Percent	16.95%		12.89%			16.35%
Without Sales Load [Member] | C000003837
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%		14.17%			14.54%
Without Sales Load [Member] | C000003835
Average Annual Return [Line Items]
Average Annual Return, Percent	19.65%		13.96%			12.16%
Without Sales Load [Member] | C000218694
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%		1.10%	8.35%
Without Sales Load [Member] | C000003828
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%		8.86%			10.46%
Without Sales Load [Member] | C000003827
Average Annual Return [Line Items]
Average Annual Return, Percent	4.73%		6.86%			11.30%
Without Sales Load [Member] | C000218695
Average Annual Return [Line Items]
Average Annual Return, Percent	10.82%		11.31%	15.55%
Without Sales Load [Member] | C000003845
Average Annual Return [Line Items]
Average Annual Return, Percent	13.63%		7.13%			8.38%
Without Sales Load [Member] | C000003834
Average Annual Return [Line Items]
Average Annual Return, Percent	15.46%		8.30%			9.69%
Without Sales Load [Member] | C000003848
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		4.49%			6.04%
Without Sales Load [Member] | C000003847
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%		3.05%			1.93%
Without Sales Load [Member] | C000003846
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%		2.43%			3.47%
Without Sales Load [Member] | C000003838
Average Annual Return [Line Items]
Average Annual Return, Percent	0.67%		3.89%			4.68%
Without Sales Load [Member] | C000003844
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%		2.75%			2.89%
Without Sales Load [Member] | C000200170
Average Annual Return [Line Items]
Average Annual Return, Percent	1.87%		1.37%		9.05%
Without Sales Load [Member] | C000003853
Average Annual Return [Line Items]
Average Annual Return, Percent	5.80%		7.06%			9.57%
Without Sales Load [Member] | C000003852
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%		7.50%			11.93%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent	22.34%		11.19%			11.72%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent	22.34%		11.19%			11.72%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent	22.34%		11.19%			11.72%
MSCI Emerging Markets Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index - USD Net Returns
Average Annual Return, Percent	33.57%		4.20%			8.42%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%	17.29%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent	22.34%		11.19%			11.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent	32.39%		7.91%			8.41%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent	32.39%		7.91%	12.56%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%	17.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%	17.29%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent	22.34%		11.19%			11.72%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent	22.34%		11.19%			11.72%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index - USD Net Returns
Average Annual Return, Percent	22.34%		11.19%			11.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%		14.17%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent	32.39%		7.91%			8.41%
S&P Composite 1500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.02%		13.96%			14.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return, Percent	8.78%		4.11%			6.15%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	8.58%		0.15%			1.59%
MSCI World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index - USD Net Returns
Average Annual Return, Percent	21.09%		12.15%			12.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return, Percent	8.78%		4.11%			6.15%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	8.58%		0.15%			1.59%
MSCI World Index - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index - USD Net Returns
Average Annual Return, Percent	21.09%		12.15%			12.17%
MSCI KLD 400 Social Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI KLD 400 Social Index
Average Annual Return, Percent	18.23%		14.06%	17.59%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Index
Average Annual Return, Percent	6.32%		(0.99%)			1.36%
Bloomberg U.S. Agency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Agency Index
Average Annual Return, Percent	6.11%		0.91%			2.05%
S&P Composite 1500® Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Health Care Index
Average Annual Return, Percent	13.71%		7.54%			9.81%
Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return, Percent	8.62%		4.51%			6.53%
Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent	7.77%		(0.09%)			3.27%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%		8.92%	13.02%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%		15.32%			18.13%
S&P 500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Growth Index
Average Annual Return, Percent	22.18%		15.04%			16.99%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%		11.33%			10.53%
S&P 500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Value Index
Average Annual Return, Percent	13.19%		12.96%			11.73%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.66%		6.65%	12.84%
S&P MidCap 400 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth Index
Average Annual Return, Percent	7.46%		7.12%	12.55%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.50%		9.12%			10.72%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.50%		9.12%			10.72%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.60%		8.67%			11.01%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.05%		9.83%	14.01%
S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	7.58%		11.01%	15.66%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent	32.39%		7.91%			8.41%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent	32.39%		7.91%			8.41%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return, Percent	32.39%		7.91%			8.41%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return, Percent	8.78%		4.11%			6.15%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	8.58%		0.15%			1.59%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index
Average Annual Return, Percent	2.27%		4.85%			5.77%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Average Annual Return, Percent	5.35%		1.97%			2.09%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.01%		3.18%		7.75%
S&P SmallCap 600 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Growth Index
Average Annual Return, Percent	5.37%		5.53%		7.59%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.02%		7.31%			9.81%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.02%		7.31%			9.81%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%		6.09%			9.62%